Income Taxes - Total Income Taxes (Parenthetical) (Detail)	12 Months Ended
Oct. 31, 2023
Canada Recovery Dividend Tax On Banks And Life Insurance Groups [Member]
Disclosure Of Income Taxes [line items]
Percentage of prospective increase in tax rate	1.50%